Trade Accounts Receivable, Net - Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 5,969	$ 7,901
Allowance for doubtful debts	0	(3,139)	0
Trade Accounts Receivable, Net	$ 5,969	$ 4,762